Accrued Liabilities (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities
Note 7. Accrued Liabilities
Accrued expenses consisted of the following:

(in thousands)	September 30, 2024	December 31, 2023
Legal and other professional services	$2,090	$3,811
Compensation expense	341	392
Research and development projects	11	323
Other accrued liabilities	1,187	228
Total	$3,629	$4,754

Note 7. Accrued Liabilities
Accrued expenses consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Legal and other professional services	$3,811	$3,128
Compensation expense	392	3,584
Research and development projects	323	981
Other accrued liabilities	228	333
Total	$4,754	$8,026